Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Total	$ 101,957	$ 103,910
NIS [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	3,193	4,352
Bank loans measured at amortized cost [Member] | NIS [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9		38
Bank loans measured at amortized cost [Member] | USD [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	17,407	20,000
Leases measured at amortized cost [Member] | NIS [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	3,193	4,314
Contingent consideration at fair value through profit or loss [Member] | USD [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	23,534	21,995
Assumed liabilities measured at amortized cost [Member] | USD [Member]
Financial Instruments (Details) - Schedule of linkage terms of financial liabilities by groups of financial instruments [Line Items]
Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9	$ 61,016	$ 61,915